RESTATEMENT FOR CORRECTION OF AN ERROR	12 Months Ended
Nov. 30, 2022
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT FOR CORRECTION OF AN ERROR

NOTE 2 – RESTATEMENT FOR CORRECTION OF AN ERROR

In preparation of the first quarter 2023 financial statements, management recognized potential errors in prior-period accounting. After reviewing the accounting records, management determined two main errors occurred in the reported fiscal year 2022 financial records.

The first error management found was that raw materials within inventory was overstated; therefore, the restated balance sheet dated November 30, 2022, shows a reduction in inventory.

The second error was realized while reviewing the accounting records related to cost of sales recorded in the wrong period. Management determined that certain inputs used to estimate percent complete for in-progress projects were also incorrect and certain expenses were erroneously classified in fiscal year ended November 30, 2022. After correcting these errors, the amount of revenue was reduced, contract assets decreased, contract liabilities increased, and certain expenses and cost of sales were revised for the year ended November 30, 2022.

Management has been assessing their internal controls and working to improve the design and implementation of those internal controls in an effort to prevent such misstatements from occurring in the future.

The income statement for the year ended November 30, 2022 was restated as follows:

	As Previously Reported	Restatement Adjustment	As Restated
Sales	$3,468,587	$(1,038,393)	$2,430,194

Cost of sales	2,578,368	(20,554)	2,557,814
Gross profit (loss)	890,219	(1,017,839)	(127,620)

Operating expenses
Sales, general, and administrative	598,029	391,887	989,916
Depreciation	358,878	(1,551)	357,327
Total operating expenses	956,907	390,336	1,347,243

Loss from operations	(66,688)	(1,408,175)	(1,474,863)

Other income (expense):
Rental income	84,900	-	84,900
Settlement expense	(983,500)	-	(983,500)
Gain on settlement	20,450	-	20,450
Total other income (expense)	(878,150)	-	(878,150)

Net loss before income taxes	(944,838)	(1,408,175)	(2,353,013)

Income tax expense	100	-	100

Net loss	$(944,938)	$(1,408,175)	$(2,353,113)

The balance sheet as of November 30, 2022 was restated as follows:

	As Previously Reported	Restatement Adjustment	(Restated)
ASSETS
Current assets
Cash	$1,260,199	$-	$1,260,199
Accounts receivable, net of allowance of $7,500 and $0	74,167	-	74,167
Inventories	510,318	(163,111)	347,207
Prepaid expenses	584,132	-	584,132
Contract asset	222,395	(178,867)	43,528
Total current assets	2,651,211	(341,978)	2,309,233

Property and equipment, net	2,563,766	-	2,563,766

Deposits	35,000	-	35,000

Right of use asset	4,239,676	-	4,239,676
Total assets	$9,489,653	$(341,978)	$9,147,675

LIABILITIES AND STOCKHOLDERS’ EQUITY

Current liabilities
Accounts payable	$627,976	$-	$627,976
Accrued payroll liabilities	70,973	-	70,973
Other current liabilities	-	-	-
Contract liabilities - customer deposits	1,776,159	1,066,197	2,842,356
Lease liability - current portion	475,195	-	475,195
Total current liabilities	2,950,303	1,066,197	4,016,500

Noncurrent liabilities
Lease liability, net of current portion	3,876,145	-	3,876,145
Total liabilities	6,826,448	1,066,197	7,892,645
Stockholders’ equity
Common stock, par value $.001, 1,000,000 shares authorized, 500,000 shares issued and outstanding	500	-	500
Preferred A stock, par value $.001, 100,000 shares authorized, 19,148 and 10,355 issued and outstanding	19	-	19
Additional paid-in capital	4,786,652	-	4,786,652
Accumulated deficit	(2,123,966)	(1,408,175)	(3,532,141)
Total stockholders’ equity	2,663,205	(1,408,175)	1,255,030
Total liabilities and stockholders’ equity	$9,489,653	$(341,978)	$9,147,675

Based on the above restatement as of and for the year ended November 30, 2022, certain disclosures in Notes 3, 4, 5, 6, 10, 11 and 13 were revised to align with the restated balances.